UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                             FORM 13F COVER PAGE

            REPORT FOR THE CALENDAR QUARTER ENDED SEPTEMBER 30, 2009

                          Check here if Amendment [ ]
                        This Amendment (check only one)
                             [ ] is a restatement
                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	              Athena Capital Management Inc.
Address:              50 Monument Rd., Suite 201, Bala Cynwyd, PA 19004
Form 13F File Number: 28-12902

===============================================================================

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Danielle D. Giovannone
Title: Attorney-In-Fact for David P. Cohen, President
       of Athena Capital Management Inc.
Phone: (914) 220-1930 for Danielle D. Giovannone or (484)434-2258 for David P. Cohen


Signature, Place, and Date of Signing:

Athena Capital Management Inc.
  By: Mr. David P. Cohen, President
      By: /s/ Danielle D. Giovannone
	  Danielle D. Giovannone
	  White Plains, New York
	  November 12, 2009

Report Type (Check only one):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 	13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Managers: 1
Form 13F Information Table Entry Total: 136
Form 13F Information Table Value Total: 81,086,000

List of Other Included Managers:

No.	Name					Form 13F File Number

------------------------------------------------------------------------------------------------------------------------------------

                       FORM 13F INFORMATION TABLE
COLUMN:   1                 2          3          4                   5              6               7                 8
----------------------  ---------  ----------  --------  ---------  ----  ----  -------------   ----------  -----------------------
                         TITLE OF               VALUE    SHARES OR  S H/   PUT/  INVSTMT         OTHER          VOTING AUTHORITY
    NAME OF ISSUER       CLASS       CUSIP     (x1000)   PRN AMT    PRN   CALL   DSCRTN          MANAGERS     SOLE    SHARED   NONE
                                                                                                             <F1>
----------------------  ---------  ----------  --------  ---------  ----  ----  --------------  ----------  -------  -------  -----
AEHR TEST SYSTEMS       COM        00760J108   24        18100      SH          SHARED-OTHER    N/A                  18100
AEHR TEST SYSTEMS       COM        00706J108   53        40602      SH          SOLE            N/A         40602
AEROSONIC CORP DEL      COM PAR    008015307   577       115600     SH          SHARED-OTHER    N/A                  115600
                        $0.40
AEROSONIC CORP DEL      COM PAR    008015307   843       168948     SH          SOLE            N/A         168948
                        $0.40
AH BELO CORP            COM CL A   001282102   650       201162     SH          SHARED-OTHER    N/A                  201162
AH BELO CORP            COM CL A   001282102   709       219500     SH          SOLE            N/A         219500
ALLIANCE FIBER OPTIC    COM        018680108   259       206800     SH          SHARED-OTHER    N/A                  206800
ALLIANCE FIBER OPTIC    COM        018680108   33        26500      SH          SOLE            N/A         26500
AMERISERV FINANC INC    COM        03074A102   74        41000      SH          SHARED-OTHER    N/A                  41000
AMERISERV FINANC INC    COM        03074A102   20        11200      SH          SOLE            N/A         11200
AMPCO PITTSBURGH CORP   COM        032037103   997       37500      SH          SHARED-OTHER    N/A                  37500
AMPCO PITTSBURGH CORP   COM        032037103   625       23500      SH          SOLE            N/A         23500
ARISTOTLE CORP          COM NEW    040448201   39        7200       SH          SHARED-OTHER    N/A                  7200
ARISTOTLE CORP          COM NEW    040448201   19        3600       SH          SOLE            N/A         3600
ASML HOLDINGS           NY REG SHS N07059186   729       24675      SH          SHARED-OTHER    N/A                  24675
ASTRONICS CORP          COM        046433108   776       82570      SH          SHARED-OTHER    N/A                  82570
ASTRONICS CORP          COM        046433108   819       87145      SH          SOLE            N/A         87145
ATRION CORP             COM        049904105   289       2000       SH          SHARED-OTHER    N/A                  2000
ATRION CORP             COM        049904105   1069      7400       SH          SOLE            N/A         7400
BCSB BANKCORP INC       COM        055367106   63        7341       SH          SHARED-OTHER    N/A                  7341
BCSB BANKCORP INC       COM        055367106   75        8765       SH          SOLE            N/A         8765
BELO CORP               COM SER A  080555105   1174      217000     SH          SHARED-OTHER    N/A                  217000
BELO CORP               COM SER A  080555105   1488      275000     SH          SOLE            N/A         275000
BENEFICIAL MUTUAL       COM        08173R104   227       24916      SH          SOLE            N/A         24916
BANCORP
BREEZE EASTERN CORP     COM        106764103   85        13000      SH          SHARED-OTHER    N/A                  13000
CAMDEN NATIONAL CORP    COM        133034108   2692      81480      SH          SHARED-OTHER    N/A                  81480
CAMDEN NATIONAL CORP    COM        133034108   1238      37456      SH          SOLE            N/A         37456
CAPITAL SENIOR LIVING   COM        140475104   219       35894      SH          SHARED-OTHER    N/A                  35894
CAPITAL SENIOR LIVING   COM        140475104   303       49695      SH          SOLE            N/A         49695
CENTURY BANCORP INC     CL A       156432106   574       26450      SH          SHARED-OTHER    N/A                  26450
                        NON VTG
CENTURY BANCORP INC     CL A       156432106   210       9663       SH          SOLE            N/A         9663
                        NON VTG
CFS BANCORP INC         COM        12525D102   84        17900      SH          SHARED-OTHER    N/A                  17900
CFS BANCORP INC         COM        12525D102   26        5500       SH          SOLE            N/A         5500
CHASE CORP              COM        16150R104   3057      261300     SH          SHARED-OTHER    N/A                  261300
CHASE CORP              COM        16150R104   1745      149130     SH          SOLE            N/A         149130
CIMATRON LTD            ORD        M23798107   25        26700      SH          SHARED-OTHER    N/A                  26700
CIMATRON LTD            ORD        M23798107   71        77315      SH          SOLE            N/A         77315
CMS BANCORP INC         COM        12600U102   43        6000       SH          SHARED-OTHER    N/A                  6000
CMS BANCORP INC         COM        12600U102   56        7870       SH          SOLE            N/A         7870
CMNTY BANK SYSTM INC    COM        203607106   362       19838      SH          SHARED-OTHER    N/A                  19838
DANVERS BANKCORP        COM        236442109   272       20000      SH          SOLE            N/A         20000
DAWSON GEOPHYSICAL CO   COM        239359102   974       35571      SH          SHARED-OTHER    N/A                  35571
DAWSON GEOPHYSICAL CO   COM        239359102   744       27187      SH          SOLE            N/A         27187
DELUXE CORP             COM        248019101   648       37900      SH          SHARED-OTHER    N/A                  37900
DELUXE CORP             COM        248019101   118       6900       SH          SOLE            N/A         6900
DONEGAL GROUP INC       CL B       257701300   209       11940      SH          SHARED-OTHER    N/A                  11940
DONEGAL GROUP INC       CL B       257701300   184       10487      SH          SOLE            N/A         10487
DONEGAL GROUP INC       CL A       257701201   369       23882      SH          SHARED-OTHER    N/A                  23882
DONEGAL GROUP INC       CL A       257701201   19        1261       SH          SOLE            N/A         1261
DORMAN PRODUCTS INC     COM        258278100   2646      176150     SH          SHARED-OTHER    N/A                  176150
DORMAN PRODUCTS INC     COM        258278100   857       57050      SH          SOLE            N/A         57050
EASTERN CORPORATION     COM        276317104   1091      68600      SH          SHARED-OTHER    N/A                  68600
EASTERN CORPORATION     COM        276317104   880       55375      SH          SOLE            N/A         55375
ECOLOGY & ENVRNMT INC   CL A       278878103   520       32391      SH          SHARED-OTHER    N/A                  32391
ECOLOGY & ENVRNMT INC   CL A       278878103   617       38456      SH          SOLE            N/A         38456
EDAC TECHNOLOGIES CORP  COM        279285100   249       54196      SH          SHARED-OTHER    N/A                  54196
EDAC TECHNOLOGIES CORP  COM        279285100   647       141011     SH          SOLE            N/A         141011
ESCALADE INC            COM        296056104   500       198606     SH          SHARED-OTHER    N/A                  198606
ESCALADE INC            COM        296056104   238       94465      SH          SOLE            N/A         94465
EW SCRIPPS CO OHIO      EX         811054113   944       125833     SH          SHARED-OTHER    N/A                  125833
                        DISTRIB
EW SCRIPPS CO OHIO      EX         811054113   1163      155031     SH          SOLE            N/A         155031
                        DISTRIB
FOSTER LB CO CL A       COM        350060109   2732      89343      SH          SHARED-OTHER    N/A                  89343
FOSTER LB CO CL A       COM        350060109   587       19189      SH          SOLE            N/A         19189
FOX CHASE BANCORP INC   COM        35137P106   100       10000      SH          SOLE            N/A         10000
GETTY REALTY CORP NEW   COM        374297109   185       7525       SH          SHARED-OTHER    N/A                  7525
GETTY REALTY CORP NEW   COM        374297109   54        2200       SH          SOLE            N/A         2200
GIGA TRONICS INC        COM        375175106   24        13295      SH          SOLE            N/A         13295
GLOBECOMM SYSTEMS INC   COM        37956X103   1639      225500     SH          SHARED-OTHER    N/A                  225500
GLOBECOMM SYSTEMS INC   COM        37956X103   1273      175098     SH          SOLE            N/A         175098
GREAT LAKES DREDGE      COM        390607109   999       143100     SH          SHARED-OTHER    N/A                  143100
& DOCK CO
GREAT LAKES DREDGE      COM        390607109   640       91675      SH          SOLE            N/A         91675
& DOCK CO
GTSI CORP               COM        36238K103   1554      195490     SH          SHARED-OTHER    N/A                  195490
GTSI CORP               COM        36238K103   652       82072      SH          SOLE            N/A         82072
IDEATION ACQ CORP       COM        451665103   755       95900      SH          SHARED-OTHER    N/A                  95900
IDEATION ACQ CORP       COM        451665103   673       85500      SH          SOLE            N/A         85500
IDEATION ACQ CORP       *W EXP     455166111   86        51000      SH          SHARED-OTHER    N/A                  51000
                        11/19/201
INTER ATLANTIC FINL INC COM        45810H100   64        8100       SH          SHARED-OTHER    N/A                  8100
INTER ATLANTIC FINL INC COM        45810H100   72        9200       SH          SOLE            N/A         9200
INVESTORS BANCORP INC   COM        46146P102   127       12000      SH          SOLE            N/A         12000
JOURNAL COMMUNIC INC    CL A       481130102   612       166340     SH          SHARED-OTHER    N/A                  166340
JOURNAL COMMUNIC INC    CL A       481130102   791       215000     SH          SOLE            N/A         215000
K-TRON INT'L INC        COM        482730108   805       8454       SH          SHARED-OTHER    N/A                  8454
K-TRON INT'L INC        COM        482730108   286       3000       SH          SOLE            N/A         3000
KAPSTONE PAPER          COM        48562P103   2642      324614     SH          SHARED-OTHER    N/A                  324614
& PACKAGING CORP
KAPSTONE PAPER          COM        48562P103   3813      468427     SH          SOLE            N/A         468427
& PACKAGING CORP
KIMCO RELATY CORP       COM        49446R109   293       22500      SH          SHARED-OTHER    N/A                  22500
KOSS CORP               COM        500692108   117       10000      SH          SHARED-OTHER    N/A                  10000
MER TELEMANAGEMENT      ORD        M69676100   92        83701      SH          SHARED-OTHER    N/A                  83701
SOLUTIONS
MER TELEMANAGEMENT      ORD        M69676100   40        36000      SH          SOLE            N/A         36000
SOLUTIONS
MERCER INSUR GRP INC    COM        587902107   232       12843      SH          SHARED-OTHER    N/A                  12843
MERCER INSUR GRP INC    COM        587902107   500       27655      SH          SOLE            N/A         27655
MOD-PAC CORP            COM        607495108   73        26978      SH          SHARED-OTHER    N/A                  26978
MOD-PAC CORP            COM        607495108   29        10787      SH          SOLE            N/A         10787
MONTEREY GRMET FDS INC  COM        612570101   70        35000      SH          SHARED-OTHER    N/A                  35000
MONTEREY GRMET FDS INC  COM        612570101   218       108426     SH          SOLE            N/A         108426
MUTUALFIRST FINL CORP   COM        62845B104   199       28260      SH          SHARED-OTHER    N/A                  28260
MUTUALFIRST FINL CORP   COM        62845B104   40        5666       SH          SOLE            N/A         5666
NAVIOS MARITIME         COM        Y62196103   7         1364       SH          SHARED-OTHER    N/A                  1364
NAVIOS MARITIME         COM        Y62196103   167       34000      SH          SOLE            N/A         34000
NORTHWEST BANCORP       COM        667328108   457       20000      SH          SHARED-OTHER    N/A                  20000
NORTHWEST BANCORP       COM        667328108   240       10500      SH          SOLE            N/A         10500
OVERTURE ACQ CORP       UNIT 99/   G6830P209   175       17400      SH          SOLE            N/A         17400
                        99/9999
OVERTURE ACQ CORP       SHS        G6830P100   109       11000      SH          SHARED-OTHER    N/A                  11000
OVERTURE ACQ CORP       *W EXP     G6830P118   3         13600      SH          SHARED-OTHER    N/A                  13600
                        01/30/201
PATHFINDER BANKCORP INC COM        70320A103   235       30815      SH          SHARED-OTHER    N/A                  30815
PATHFINDER BANKCORP INC COM        70320A103   405       53058      SH          SOLE            N/A         53058
PMFG INC                COM        69345P103   4301      334464     SH          SHARED-OTHER    N/A                  334464
PMFG INC                COM        69345P103   3997      310770     SH          SOLE            N/A         310770
PROASSURANCE CORP       COM        74267C106   557       10679      SH          SHARED-OTHER    N/A                  10679
PROASSURANCE CORP       COM        74267C106   183       3500       SH          SOLE            N/A         3500
PROSHARES TR            PSHS       74347R834   402       14000      SH          SHARED-OTHER    N/A                  14000
                        ULSHRUS2000
PROV & WOR RAILRD CO    COM        743737108   261       25500      SH          SHARED-OTHER    N/A                  25500
PROV & WOR RAILRD CO    COM        743737108   15        1500       SH          SOLE            N/A         1500
STERLING FINL CORP WASH COM        859319105   34        17151      SH          SHARED-OTHER    N/A                  17151
SUPERIOR UNIF GRP INC   COM        868358102   113       14500      SH          SHARED-OTHER    N/A                  14500
SUPERIOR UNIF GRP INC   COM        868358102   8         1000       SH          SOLE            N/A         1000
20/20 CHINA CAP         COM        90212G109   141       17700      SH          SHARED-OTHER    N/A                  17700
ACQUIRCO INC
20/20 CHINA CAP         COM        90212G109   176       22125      SH          SOLE            N/A         22125
ACQUIRCO INC
20/20 CHINACAP          *W EXP     90212G117   69        54000      SH          SHARED-OTHER    N/A                  54000
ACQUIRCO INC            11/08/201
20/20 CHINACAP          *W EXP     90212G117   59        46000      SH          SOLE            N/A         46000
ACQUIRCO INC            11/08/201
TECHE HOLDING CO        COM        878330109   457       13800      SH          SHARED-OTHER    N/A                  13800
TECHE HOLDING CO        COM        878330109   281       8500       SH          SOLE            N/A         8500
TF FINANCIAL CORP       COM        872391107   649       34600      SH          SHARED-OTHER    N/A                  34600
TF FINANCIAL CORP       COM        872391107   184       9821       SH          SOLE            N/A         9821
TRANSWITCH CORP         COM        894065101   94        134905     SH          SHARED-OTHER    N/A                  134905
TRANSWITCH CORP         COM        894065101   25        35000      SH          SOLE            N/A         35000
UNITED BANCSHARES INC   COM        909907107   360       18432      SH          SHARED-OTHER    N/A                  18432
WEST V
UNITED ONLINE INC       COM        911268100   174       21700      SH          SHARED-OTHER    N/A                  21700
UNITED ONLINE INC       COM        911268100   228       28300      SH          SOLE            N/A         28300
UNIVERSAL STAINLESS     COM        913837100   542       29700      SH          SHARED-OTHER    N/A                  29700
& ALLOY
US LIME & MINERAL       COM        911922102   2252      62701      SH          SHARED-OTHER    N/A                  62701
US LIME & MINERAL       COM        911922102   1809      38929      SH          SOLE            N/A         38929
VIRCO MANUFACTURING CO  COM        927651109   1154      384756     SH          SHARED-OTHER    N/A                  384756
VIRCO MANUFACTURING CO  COM        927651109   1337      445755     SH          SOLE            N/A         445755
YADKIN VLLY FNCL CORP   COM        984314104   24        5064       SH          SHARED-OTHER    N/A                  5064
YADKIN VLLY FNCL CORP   COM        984314104   24        5160       SH          SOLE            N/A         5160

<F1>
Shares reported as "Sole" under Column 6 "Investment Discretion" and Column 8 "Voting Authority"
are held by Minerva Group, LP, an affiliate of Athena Capital Management Inc.

==============================================================================

                               POWER OF ATTORNEY


The undersigned does hereby constitute and appoint Stephen J. Nelson, Mary Anne Mayo, Beth N. Lowson Danielle D'Angelo, Daniel Zinn and Steven McNamara, each of The Nelson Law Firm, LLC, One North Broadway, Suite 712, White Plains, NY 10601, signing singly, with full power of substitution, as the true and lawful attorney of the undersigned, and authorizes and designates each of them to sign on behalf of the undersigned, and to file filings and any amendments thereto made by or on behalf of the undersigned in respect of the beneficial ownership of equity securities held by the undersigned, directly, indirectly or beneficially, pursuant to Sections 13(d), 13(g) and 16 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder. The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with Sections 13(d), 13(g) or 16 of the Exchange Act.

This Power of Attorney shall remain in full force and effect until withdrawn by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.

IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 21st day of September 2007.

						By: /s/ David P. Cohen
						   David P. Cohen